Item G.6.b.i: Material amendment to organizational documents

CSCL/CD-515 (Rev. 03/22)

MICHIGAN DEPARTMENT OF LICENSING AND REGULATORY AFFAIRS
CORPORATIONS, SECURITIES & COMMERCIAL LICENSING BUREAU

Date Received: JAN 03 2024

AC1

(FOR BUREAU USE ONLY)

This document is effective on the date filed, unless a subsequent effective date within 90 days after received date is stated in the document.

FILED
JAN 08 2024
ADMINISTRATOR
CORPORATIONS DIVISION

Name
Keyco Fund, Inc.

Address
27777 Franklin Road, Suite 1575

City / State / ZIP Code
Southfield, MI 48034

EFFECTIVE DATE: 3/1/24

Document will be returned to the name and address you enter above.
If left blank, document will be returned to the registered office.

CERTIFICATE OF AMENDMENT TO THE ARTICLES OF INCORPORATION

For use by Domestic Profit and Nonprofit Corporations

(Please read information and instructions on the last page)

Pursuant to the provisions of Act 284, Public Acts of 1972, (profit corporations), or Act 162, Public Acts of 1982 (nonprofit corporations), the undersigned corporation executes the following Certificate:

1. The present name of the corporation is:
   Keyco Bond Fund, Inc.

2. The identification number assigned by the Bureau is: 800115834

3. Article I of the Articles of Incorporation is hereby amended to read as follows:

The name of the corporation is Keyco Fund, Inc.

JM

COMPLETE ONLY ONE OF THE FOLLOWING:

4. Profit or Nonprofit Corporations: For amendments adopted by unanimous consent of incorporators before the first meeting of the board of directors or trustees.

The foregoing amendment to the Articles of Incorporation was duly adopted on the ______ day of ______, ______, in accordance with the provisions of the Act by the unanimous consent of the incorporator(s) before the first meeting of the Board of Directors or Trustees.

Signed this ______ day of ______, ______

______ (Signature)	______ (Signature)
______ (Type or Print Name)	______ (Type or Print Name)
______ (Signature)	______ (Signature)
______ (Type or Print Name)	______ (Type or Print Name)

5. Profit Corporation Only: Shareholder or Board Approval

The foregoing amendment to the Articles of Incorporation proposed by the board was duly adopted on the 18th day of December, 2023, by the: (check one of the following)

- [x] shareholders at a meeting in accordance with Section 611(3) of the Act.
- [ ] written consent of the shareholders that have at least the minimum number of votes required by statute in accordance with Section 407(1) of the Act. Written notice to shareholders that have not consented in writing has been given. (Note: Written consent by less than all of the shareholders is permitted only if such provision appears in the Articles of Incorporation.)
- [ ] written consent of all the shareholders entitled to vote in accordance with Section 407(2) of the Act.
- [ ] board of a profit corporation pursuant to Section 611(2) of the Act.

Profit Corporations and Professional Service Corporations

Signed this 18th day of December, 2023

By Joel D Tauber
(Signature of an authorized officer or agent)

Joel D. Tauber
President (Type or Print Name)

6. The effective date of this document is March 1, 2024.